UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

June 30, 2007
 unaudited

Bonds & notes — 87.90%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 80.77%
CONSUMER DISCRETIONARY — 24.49%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$14,105	$14,810
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	6,150
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	5,753
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	61,665	62,744
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	2,850	2,953
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	50,065	51,191
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[2,3]	123,025	122,133
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	37,800	38,651
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	41,075	43,077
General Motors Corp. 7.20% 2011	88,945	85,721
General Motors Corp. 7.125% 2013	24,575	23,131
General Motors Corp. 7.25% 2013	€3,000	3,963
General Motors Corp. 7.70% 2016	$29,565	27,569
General Motors Corp. 8.80% 2021	29,975	28,476
General Motors Corp. 9.40% 2021	3,350	3,291
General Motors Corp. 8.25% 2023	3,650	3,344
General Motors Corp. 8.375% 2033	5,000	4,588
Univision Communications Inc., Second Lien Term Loan, 7.82% 2009[2,3]	7,130	7,121
Univision Communications Inc. 7.85% 2011	16,000	16,560
Univision Communications Inc., First Lien Term Loan B, 7.605% 2014[2,3]	32,275	31,710
Univision Communications Inc. 9.75% 2015[1,4]	74,835	74,274
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3]	16,500	16,459
Michaels Stores, Inc. 10.00% 2014[1]	72,175	74,340
Michaels Stores, Inc. 0%/13.00% 2016[1,5]	16,450	10,446
Michaels Stores, Inc. 11.375% 2016[1]	8,350	8,768
Delphi Automotive Systems Corp. 6.50% 2009[6]	34,600	41,434
Delphi Corp. 6.50% 2013[6]	17,190	19,983
Delphi Automotive Systems Corp. 6.55% 2006[6]	12,730	15,212
Delphi Automotive Systems Corp. 7.125% 2029[6]	14,300	17,124
Delphi Trust I 8.25% 2033[6]	4,470	5,520
Technical Olympic USA, Inc. 9.00% 2010	29,511	28,183
Technical Olympic USA, Inc. 9.00% 2010	10,885	10,450
Technical Olympic USA, Inc. 7.50% 2011	6,025	4,308
Technical Olympic USA, Inc. 9.00% 2011[1]	16,000	15,120
Technical Olympic USA, Inc. 10.375% 2012	24,240	19,392
Technical Olympic USA, Inc. 7.50% 2015	6,075	4,070
K. Hovnanian Enterprises, Inc. 10.50% 2007	5,000	5,069
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	4,827
K. Hovnanian Enterprises, Inc. 8.875% 2012	20,915	19,346
K. Hovnanian Enterprises, Inc. 7.75% 2013	9,900	8,712
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,450	7,267
K. Hovnanian Enterprises, Inc. 6.25% 2016	6,000	5,130
K. Hovnanian Enterprises, Inc. 7.50% 2016	8,870	8,116
K. Hovnanian Enterprises, Inc. 8.625% 2017	22,230	21,452
Thomson Learning, Term Loan B, 8.11% 2014[2,3]	23,225	22,877
Thomson Learning 0%/13.25% 2015[1,5]	14,895	11,246
Thomson Learning 10.50% 2015[1]	39,965	38,866
Mirage Resorts, Inc. 6.75% 2007	5,700	5,707
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,019
Mirage Resorts, Inc. 6.75% 2008	4,800	4,830
MGM MIRAGE 6.00% 2009	21,677	21,596
Mandalay Resort Group 6.50% 2009	1,250	1,256
MGM MIRAGE 8.50% 2010	6,100	6,413
Mandalay Resort Group 6.375% 2011	1,500	1,511
MGM MIRAGE 6.75% 2012	1,700	1,632
MGM MIRAGE 6.75% 2013	16,855	16,097
MGM MIRAGE 6.625% 2015	4,400	4,021
MGM MIRAGE 7.50% 2016	4,000	3,815
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,063
Tenneco Automotive Inc. 8.625% 2014	47,250	48,904
William Lyon Homes, Inc. 7.625% 2012	18,050	15,523
William Lyon Homes, Inc. 10.75% 2013	20,395	19,273
William Lyon Homes, Inc. 7.50% 2014	37,860	31,992
Mohegan Tribal Gaming Authority 6.375% 2009	44,040	43,820
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	8,067
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,194
Mohegan Tribal Gaming Authority 7.125% 2014	7,825	7,786
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	3,690
American Media Operations, Inc., Series B, 10.25% 2009	49,445	47,096
American Media Operations, Inc. 8.875% 2011	17,615	16,822
CanWest Media Inc., Series B, 8.00% 2012	59,248	59,099
CanWest MediaWorks Inc. 9.25% 2015[1]	3,000	3,023
NTL Cable PLC 8.75% 2014	44,475	46,032
NTL Cable PLC 8.75% 2014	€4,500	6,380
NTL Cable PLC 9.75% 2014	£3,000	6,230
NTL Cable PLC 9.125% 2016	$2,935	3,089
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,194
R.H. Donnelley Inc. 10.875% 2012[1]	3,000	3,206
Dex Media, Inc., Series B, 0%/9.00% 2013[5]	9,000	8,516
R.H. Donnelley Corp., Series A-1, 6.875% 2013	10,150	9,668
R.H. Donnelley Corp., Series A-2, 6.875% 2013	9,000	8,573
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,137
R.H. Donnelley Corp., Series A-3, 8.875% 2016	20,475	21,396
Young Broadcasting Inc. 10.00% 2011	52,810	52,810
Young Broadcasting Inc. 8.75% 2014	2,325	2,209
Burlington Coat Factory Warehouse Corp. 11.125% 2014	55,750	54,635
Bon-Ton Department Stores, Inc. 10.25% 2014	52,040	52,951
Beazer Homes USA, Inc. 8.625% 2011	9,600	9,264
Beazer Homes USA, Inc. 8.375% 2012	1,650	1,568
Beazer Homes USA, Inc. 6.50% 2013	7,515	6,500
Beazer Homes USA, Inc. 6.875% 2015	10,695	9,251
Beazer Homes USA, Inc. 8.125% 2016	26,600	26,201
Boyd Gaming Corp. 7.75% 2012	29,700	30,591
Boyd Gaming Corp. 6.75% 2014	16,000	15,760
Boyd Gaming Corp. 7.125% 2016	5,500	5,363
Grupo Posadas, SA de CV 8.75% 2011[1]	46,225	48,767
Grupo Posadas, SA de CV 8.75% 2011	750	791
Toys “R” Us, Inc. 7.625% 2011	23,935	22,379
Toys “R” Us-Delaware, Inc., Term Loan B, 9.61% 2012[2,3]	24,600	24,714
Claire’s Stores, Inc., Term Loan, 8.11% 2013[2,3]	19,450	19,304
Claire’s Stores, Inc. 9.25% 2015[1]	27,075	25,857
Claire’s Stores, Inc. 10.50% 2017[1]	2,000	1,835
Education Management LLC and Education Management Finance Corp. 10.25% 2016	43,270	45,758
Ford Capital BV 9.50% 2010	4,000	4,080
Ford Motor Co. 9.50% 2011	1,000	1,013
Ford Motor Co., Term Loan B, 8.36% 2013[2,3]	21,910	22,043
Ford Motor Co. 6.50% 2018	21,463	17,492
Ford Motor Co. 7.45% 2031	1,075	864
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	25,611
AMC Entertainment Inc. 8.00% 2014	8,175	8,052
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	11,100
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	45,735	44,306
Idearc Inc. 8.00% 2016	43,500	44,153
Dollarama Group LP and Dollarama Corp. 8.875% 2012	41,125	42,359
Pinnacle Entertainment, Inc. 7.50% 2015[1]	43,600	42,292
Neiman Marcus Group, Inc. 9.00% 2015[4]	32,655	35,104
Neiman Marcus Group, Inc. 10.375% 2015	4,725	5,221
CSC Holdings, Inc., Series B, 8.125% 2009	22,900	23,415
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,754
Kabel Deutschland GmbH 10.625% 2014	34,275	37,703
Standard Pacific Corp. 5.125% 2009	8,625	8,151
Standard Pacific Corp. 6.50% 2010	9,700	9,070
Standard Pacific Corp. 9.25% 2012	1,000	950
Standard Pacific Corp. 7.75% 2013	3,920	3,626
Standard Pacific Corp. 6.25% 2014	6,510	5,761
Standard Pacific Corp. 7.00% 2015	8,925	7,899
Seneca Gaming Corp., Series B, 7.25% 2012	24,275	24,730
Seneca Gaming Corp. 7.25% 2012	8,440	8,598
Edcon Pty Ltd. 7.395% 2014[2]	€21,425	28,564
Edcon Pty Ltd. 9.645% 2015[2]	3,500	4,654
Hanesbrands Inc., Series B, 8.784% 2014[2]	$31,970	32,609
Goodyear Tire & Rubber Co. 9.135% 2009[1,2]	17,500	17,631
Goodyear Tire & Rubber Co. 8.625% 2011[1]	11,344	11,996
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,624
Cinemark USA, Inc., Term Loan B, 7.09% 2013[2,3]	5,707	5,725
Cinemark, Inc. 0%/9.75% 2014[5]	26,025	23,813
iesy Repository GmbH 10.125% 2015	€4,750	6,847
iesy Repository GmbH 10.375% 2015[1]	$20,475	20,936
Gaylord Entertainment Co. 8.00% 2013	14,809	15,087
Gaylord Entertainment Co. 6.75% 2014	12,850	12,689
Sealy Mattress Co. 8.25% 2014	26,820	27,625
Telenet Communications NV 9.00% 2013	€7,171	10,531
Telenet Group Holding NV 0%/11.50% 2014[1,5]	$17,541	16,664
Local T.V. Finance LLC 9.25% 2015[1,4]	24,810	24,686
Vidéotron Ltée 6.875% 2014	15,540	15,307
Vidéotron Ltée 6.375% 2015	9,535	9,106
Dillard’s, Inc. 6.69% 2007	1,950	1,957
Dillard’s, Inc. 6.625% 2008	5,050	5,088
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,786
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,969
Dillard’s, Inc. 7.13% 2018	4,000	3,825
Dillard’s, Inc. 7.00% 2028	3,000	2,711
Quebecor Media Inc. 7.75% 2016	23,700	24,174
Radio One, Inc., Series B, 8.875% 2011	11,100	11,419
Radio One, Inc. 6.375% 2013	13,425	12,687
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	26,755	23,544
Linens ’n Things, Inc. 10.981% 2014[2]	28,945	21,600
Liberty Media Corp. 7.75% 2009	4,750	4,939
Liberty Media Corp. 5.70% 2013	3,675	3,473
Liberty Media Corp. 8.25% 2030	12,675	12,356
KB Home 5.875% 2015	2,415	2,113
KB Home 6.25% 2015	20,600	18,231
DaimlerChrysler North America Holding Corp. 5.79% 2009[2]	20,000	20,092
Visteon Corp. 8.25% 2010	20,000	19,950
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,843
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,376
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	17,712
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[1]	17,550	17,682
LBI Media, Inc. 10.125% 2012	15,730	16,575
WCI Communities, Inc. 9.125% 2012	16,850	16,344
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,377
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,370
Royal Caribbean Cruises Ltd. 6.875% 2013	1,750	1,758
Cooper-Standard Automotive Inc. 7.00% 2012	10,000	9,425
Cooper-Standard Automotive Inc. 8.375% 2014	6,000	5,625
Warnaco, Inc. 8.875% 2013	13,900	14,734
MDC Holdings, Inc. 7.00% 2012	10,000	10,226
MDC Holdings, Inc. 5.50% 2013	4,000	3,821
Regal Cinemas Corp., Series B, 9.375% 2012[7]	13,300	13,945
WDAC Intermediate Corp. 8.375% 2014[1]	10,500	11,077
WDAC Intermediate Corp. 8.50% 2014	€1,750	2,481
D.R. Horton, Inc. 8.00% 2009	$10,770	11,077
D.R. Horton, Inc. 7.875% 2011	1,530	1,588
Gamestop Corp. 8.00% 2012	11,800	12,390
Entercom Radio, LLC 7.625% 2014	11,740	11,681
Hilton Hotels Corp. 7.625% 2008	4,700	4,788
Hilton Hotels Corp. 7.20% 2009	5,885	6,076
Riddell Bell Holdings Inc. 8.375% 2012	10,175	10,073
Warner Music Group 7.375% 2014	10,735	10,037
Meritage Corp. 7.00% 2014	3,250	3,039
Meritage Homes Corp. 6.25% 2015	7,775	6,959
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	9,307	9,784
Buffets, Inc. 12.50% 2014	9,150	8,807
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	8,805	8,673
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,850	4,898
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015[1]	3,525	3,560
Lenfest Communications, Inc. 7.625% 2008	6,750	6,829
Toll Corp. 8.25% 2011	5,500	5,706
Viacom Inc. 5.75% 2011	4,500	4,497
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	3,410	3,751
News America Inc. 6.75% 2038	2,990	3,140
Carmike Cinemas, Inc., Term Loan B, 8.61% 2012[2,3]	2,205	2,220
KAC Acquisition Corp. 8.00% 2026[1,4,7]	203	203
		3,350,607

INDUSTRIALS — 10.37%
Calair LLC and Calair Capital Corp. 8.125% 2008	10,365	10,456
Continental Airlines, Inc. 8.75% 2011	18,950	18,666
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	5,159
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	3,556	3,647
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	6,394	6,366
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	15,663	15,379
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	12,658	12,476
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,657	5,773
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	5,585	5,735
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	9,566	9,739
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	15,071	15,420
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	3,445	3,473
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,922	3,121
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	4,812	5,212
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	11,374	11,808
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	64,500	68,531
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,5]	72,925	51,777
AMR Corp., Series B, 10.45% 2011	1,850	1,892
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	17,342
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	9,065
AMR Corp. 9.00% 2012	16,155	16,640
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	19,994	21,156
AMR Corp. 9.00% 2016	1,475	1,468
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	22,502	21,785
AMR Corp. 9.88% 2020	1,275	1,224
AMR Corp. 9.80% 2021	2,555	2,504
AMR Corp. 10.00% 2021	9,000	8,865
NTK Holdings Inc. 0%/10.75% 2014[5]	52,460	38,296
THL Buildco, Inc. 8.50% 2014	41,445	39,684
Hawker Beechcraft 8.50% 2015[1]	8,100	8,384
Hawker Beechcraft 8.875% 2015[1,4]	58,480	60,381
Hawker Beechcraft 9.75% 2017[1]	5,255	5,505
Goodman Global Holdings, Inc., Series B, 7.875% 2012	57,130	56,844
Goodman Global Holdings, Inc., Series B, 8.36% 2012[2]	10,270	10,373
DRS Technologies, Inc. 6.875% 2013	36,855	35,934
DRS Technologies, Inc. 6.625% 2016	8,900	8,633
DRS Technologies, Inc. 7.625% 2018	22,050	22,381
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	1,738	1,756
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,6]	17,433	19,885
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	7,680	7,857
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	5,783	5,815
United Air Lines, Inc., Term Loan B, 7.375% 2014[2,3]	14,080	14,098
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	5,839	5,886
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6]	1,142	0
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3]	11,195	11,139
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,358
Allied Waste North America, Inc., Series B, 5.75% 2011	24,630	23,552
Allied Waste North America, Inc., Series B, 6.375% 2011	5,000	4,887
Allied Waste North America, Inc., Series B, 6.125% 2014	11,000	10,395
Allied Waste North America, Inc., Series B, 7.375% 2014	13,705	13,602
Allied Waste North America, Inc. 6.875% 2017	2,800	2,723
Accuride Corp. 8.50% 2015	53,595	53,193
ACIH, Inc. 0%/11.50% 2012[1,5]	37,235	29,974
Atrium Companies, Inc., Term Loan B, 8.61% 2012[2,3]	20,876	20,459
Ashtead Group PLC 8.625% 2015[1]	20,775	21,294
Ashtead Capital, Inc. 9.00% 2016[1]	27,400	28,838
ARAMARK Corp., Term Loan B, 7.36% 2014[2,3]	24,506	24,597
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[2,3]	1,751	1,758
ARAMARK Corp. 8.50% 2015[1]	20,345	20,803
ARAMARK Corp. 8.856% 2015[1,2]	1,625	1,657
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	30,948	32,882
H-Lines Finance Holding Corp. 0%/11.00% 2013[5]	14,040	13,829
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	1,679	1,704
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	17,670
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,537
Delta Air Lines, Inc., Second Lien Term Loan B, 8.605% 2014[2,3]	12,000	12,090
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	32,515	34,750
Standard Aero Holdings, Inc. 8.25% 2014	31,445	33,646
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[2,3]	17,612	17,876
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]	12,363	12,348
K&F Industries, Inc. 7.75% 2014	28,375	30,219
TFM, SA de CV 9.375% 2012	22,500	24,187
Williams Scotsman, Inc. 8.50% 2015	22,375	23,214
Mobile Storage Group, Inc. 9.75% 2014[1]	20,400	21,828
TransDigm Inc. 7.75% 2014	15,110	15,337
TransDigm Group Inc. 7.75% 2014[1]	5,925	6,014
RBS Global, Inc. and Rexnord LLC 9.50% 2014	9,175	9,450
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	8,539
Quebecor World Inc. 8.75% 2016[1]	17,615	17,439
Kansas City Southern Railway Co. 9.50% 2008	3,150	3,276
Kansas City Southern Railway Co. 7.50% 2009	11,567	11,538
RSC Equipment Rental, Second Lien Term Loan B, 8.82% 2013[2,3]	13,191	13,257
Hertz Corp. 8.875% 2014	3,175	3,326
Hertz Corp. 10.50% 2016	8,600	9,546
H&E Equipment Services, Inc. 8.375% 2016	11,500	12,132
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	10,542
United Rentals (North America), Inc. 7.75% 2013	1,125	1,132
Alion Science and Technology Corp. 10.25% 2015	10,350	10,738
Terex Corp. 7.375% 2014	9,075	9,120
Park-Ohio Industries, Inc. 8.375% 2014	6,225	6,023
Esco Corp. 8.625% 2013[1]	5,600	5,908
Case New Holland Inc. 6.00% 2009	5,000	5,000
Esterline Technologies Corp. 6.625% 2017[1]	3,500	3,395
AGCO Corp. 6.875% 2014	€1,500	2,111
		1,418,223

TELECOMMUNICATION SERVICES — 10.35%
Windstream Corp. 8.125% 2013	$103,600	108,780
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	46,790
Windstream Corp. 8.625% 2016	12,300	13,069
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	25,040	26,292
American Cellular Corp., Series B, 10.00% 2011	6,350	6,683
Dobson Communications Corp. 9.606% 2012[2]	19,850	20,346
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	22,056
Dobson Communications Corp. 8.875% 2013	41,125	43,181
American Cellular Corp., Term Loan B, 7.36% 2014[2,3]	21,197	21,202
Qwest Capital Funding, Inc. 7.00% 2009	20,500	20,603
Qwest Capital Funding, Inc. 7.90% 2010	18,285	18,696
Qwest Communications International Inc. 7.25% 2011	43,725	44,272
Qwest Capital Funding, Inc. 7.25% 2011	25,575	25,575
Qwest Corp. 8.875% 2012	3,600	3,897
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,272
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	2,900
Triton PCS, Inc. 8.50% 2013[8]	113,840	116,971
Intelsat, Ltd. 6.50% 2013	19,400	15,666
Intelsat (Bermuda), Ltd. 8.25% 2013	28,730	29,305
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[5]	8,200	6,786
Intelsat (Bermuda), Ltd. 8.625% 2015	13,350	13,751
Intelsat Corp. 9.00% 2016	13,075	13,761
Intelsat (Bermuda), Ltd. 9.25% 2016	27,200	29,036
Intelsat (Bermuda), Ltd. 11.25% 2016	5,550	6,244
Centennial Communications Corp. 10.00% 2013	2,175	2,344
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	37,179
Centennial Communications Corp. 11.099% 2013[2]	39,750	41,738
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	24,840
Rural Cellular Corp. 8.25% 2012	11,850	12,176
Rural Cellular Corp. 11.106% 2012[2]	33,900	35,086
Rural Cellular Corp. 8.36% 2013[1,2]	48,875	48,875
American Tower Corp. 7.125% 2012	64,360	66,130
American Tower Corp. 7.50% 2012	14,100	14,558
MetroPCS Wireless, Inc., Term Loan B, 7.625% 2013[2,3]	14,932	15,005
MetroPCS Wireless, Inc. 9.25% 2014[1]	55,025	57,088
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	24,565
Hawaiian Telcom Communications, Inc. 10.86% 2013[2]	19,715	20,208
Hawaiian Telcom Communications, Inc., Term Loac C, 7.61% 2014[2,3]	15,750	15,711
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	9,946
Cricket Communications, Inc. 9.375% 2014	43,905	45,551
Cricket Communications, Inc. 9.375% 2014[1]	16,875	17,508
Nextel Communications, Inc., Series E, 6.875% 2013	7,000	6,954
Nextel Communications, Inc., Series D, 7.375% 2015	48,928	48,949
Cincinnati Bell Inc. 7.25% 2013	38,425	39,578
Orascom Telecom 7.875% 2014[1]	32,780	31,865
Rogers Wireless Inc. 7.25% 2012	11,725	12,394
Rogers Wireless Inc. 7.50% 2015	16,025	17,191
Digicel Group Ltd. 8.875% 2015[1]	29,100	28,591
Level 3 Financing, Inc. 9.25% 2014	21,150	21,467
NTELOS Inc., Term Loan B, 7.57% 2011[2,3]	21,019	21,118
Millicom International Cellular SA 10.00% 2013	16,550	17,998
Trilogy International Partners LLC, Term Loan B, 8.86% 2012[2,3]	10,000	10,025
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	8,413
América Móvil, SA de CV 8.46% 2036	MXP65,000	6,142
		1,416,327

MATERIALS — 6.84%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	$33,010	32,927
Stone Container Corp. 8.375% 2012	12,840	12,920
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	37,405	36,470
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	20,735	20,217
Georgia Gulf Corp. 9.50% 2014	64,885	64,885
Georgia Gulf Corp. 10.75% 2016	9,150	9,150
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	6,156
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,193
Abitibi-Consolidated Inc. 8.55% 2010	16,275	15,624
Abitibi-Consolidated Inc. 7.75% 2011	8,025	7,383
Abitibi-Consolidated Co. of Canada 8.86% 2011[2]	6,975	6,591
Abitibi-Consolidated Co. of Canada 6.00% 2013	6,475	5,390
Abitibi-Consolidated Co. of Canada 8.375% 2015	25,650	22,572
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	31,670	33,491
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[2]	6,000	6,300
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	20,790	22,245
Owens-Illinois, Inc. 7.35% 2008	2,440	2,458
Owens-Brockway Glass Container Inc. 8.875% 2009	8,988	9,190
Owens-Illinois, Inc. 7.50% 2010	2,000	2,028
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,485
Owens-Brockway Glass Container Inc. 8.75% 2012	15,050	15,765
Owens-Brockway Glass Container Inc. 8.25% 2013	4,150	4,316
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	513
Associated Materials Inc. 9.75% 2012	$8,865	9,308
AMH Holdings, Inc. 0%/11.25% 2014[5]	47,925	35,944
Algoma Steel Inc., Term Loan B, 7.86% 2014[2,3]	9,000	9,022
Algoma Steel Inc. 9.875% 2015[1]	36,000	36,000
Nalco Co. 7.75% 2011	35,890	36,339
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	8,700	7,961
Building Materials Corp. of America 7.75% 2014	45,035	43,909
Boise Cascade, LLC and Boise Cascade Finance Corp. 8.231% 2012[2]	4,300	4,321
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	34,605	33,048
Domtar Inc. 5.375% 2013	4,575	4,129
Domtar Corp., Term Loan B, 6.735% 2014[2,3]	4,500	4,472
Domtar Inc. 7.125% 2015	18,285	17,805
Domtar Inc. 9.50% 2016	6,350	7,096
AEP Industries Inc. 7.875% 2013	29,155	29,301
Georgia-Pacific Corp. 8.125% 2011	8,500	8,723
Georgia-Pacific Corp., First Lien Term Loan B, 7.11% 2012[2,3]	19,763	19,827
Graphic Packaging International, Inc. 8.50% 2011	23,190	23,828
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,531
Ainsworth Lumber Co. Ltd. 7.25% 2012	5,350	4,146
Ainsworth Lumber Co. Ltd. 6.75% 2014	19,005	14,230
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	4,135
Equistar Chemicals, LP 10.125% 2008	7,863	8,217
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,676
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,555	1,644
Lyondell Chemical Co. 10.50% 2013	1,755	1,904
Plastipak Holdings, Inc. 8.50% 2015[1]	20,340	21,154
FMG Finance Pty Ltd. 10.625% 2016[1]	15,450	18,463
Rockwood Specialties Group, Inc. 7.50% 2014	5,765	5,823
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	10,208
Neenah Paper, Inc. 7.375% 2014	$14,325	14,253
Metals USA Holdings Corp. 11.36% 2012[1,2,4]	21,075	19,389
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	12,700	12,398
Berry Plastics Holding Corp. 10.25% 2016	11,525	11,583
Momentive Performance Materials Inc. 9.75% 2014[1]	11,100	11,266
NewPage Corp., Series A, 12.00% 2013	9,700	10,646
Mosaic Co. 7.375% 2014[1]	4,455	4,522
Mosaic Co. 7.625% 2016[1]	5,240	5,384
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	9,146
Vale Overseas Ltd. 6.25% 2017	3,700	3,688
Vale Overseas Ltd. 6.875% 2036	4,000	4,031
JSG Funding PLC 9.625% 2012	979	1,030
Smurfit Capital Funding PLC 7.50% 2025	4,250	4,303
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,300
Exopack Holding Corp. 11.25% 2014	3,650	3,869
Huntsman LLC 11.50% 2012	500	558
Huntsman International LLC 7.50% 2015	€2,250	3,185
Ispat Inland ULC 9.75% 2014	$3,233	3,585
Airgas, Inc. 6.25% 2014	3,500	3,377
Norampac Inc. 6.75% 2013	3,500	3,356
MacDermid 9.50% 2017[1]	3,150	3,181
Novelis Inc. 7.25% 2015[2]	2,750	2,836
		935,319

HEALTH CARE — 6.24%
HealthSouth Corp. 11.409% 2014[2]	57,805	62,718
HealthSouth Corp. 10.75% 1016	86,990	94,819
HCA Inc., Term Loan B, 7.60% 2013[2,3]	108,505	109,308
HCA Inc. 9.125% 2014[1]	4,345	4,579
HCA Inc. 9.25% 2016[1]	7,700	8,220
HCA Inc. 9.625% 2016[1,4]	11,550	12,445
Tenet Healthcare Corp. 6.375% 2011	30,315	27,852
Tenet Healthcare Corp. 7.375% 2013	7,990	7,261
Tenet Healthcare Corp. 9.875% 2014	61,160	60,854
Tenet Healthcare Corp. 9.25% 2015	34,810	33,244
Tenet Healthcare Corp. 6.875% 2031	200	154
VWR International, Inc. 10.25% 2015[1,4]	103,325	103,583
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	54,850	57,593
Elan Finance PLC and Elan Finance Corp. 9.485% 2013[2]	8,000	8,190
PTS Acquisition Corp. 9.50% 2015[1,4]	56,005	55,305
Warner Chilcott Corp. 8.75% 2015	46,274	47,778
Surgical Care Affiliates, Inc. 8.875% 2015[1,4]	22,325	22,325
United Surgical Partners 8.875% 2017[1]	5,025	5,063
Surgical Care Affiliates, Inc. 10.00% 2017[1]	15,800	15,800
Viant Holdings Inc. 10.125% 2017[1]	35,135	35,486
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	33,321
Community Health Systems Inc. 8.875% 2015[1]	15,550	15,842
Accellent Inc. 10.50% 2013	12,785	12,753
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	11,735	12,732
Universal Hospital Services, Inc. 8.50% 2015[1,4]	3,970	3,950
Universal Hospital Services, Inc. 8.759% 2015[1,2]	3,035	3,050
		854,225

FINANCIALS — 5.53%
Ford Motor Credit Co. 8.625% 2010	1,000	1,016
Ford Motor Credit Co. 9.75% 2010[2]	36,250	37,877
Ford Motor Credit Co. 7.25% 2011	5,750	5,539
Ford Motor Credit Co. 7.375% 2011	8,525	8,335
Ford Motor Credit Co. 9.875% 2011	5,000	5,253
Ford Motor Credit Co. 8.105% 2012[2]	58,250	58,157
Ford Motor Credit Co. 8.00% 2016	8,200	7,867
Realogy Corp. 7.15% 2011[1,2]	7,785	7,843
Realogy Corp., Term Loan B, 8.35% 2013[2,3]	20,442	20,356
Realogy Corp., Term Loan B, Letter of Credit, 8.35% 2013[2,3]	4,208	4,177
Realogy Corp. 10.50% 2014[1]	69,230	66,115
Realogy Corp. 11.00% 2014[1,4]	13,000	12,285
Realogy Corp. 12.375% 2015[1]	2,000	1,830
General Motors Acceptance Corp. 6.125% 2007	5,000	5,004
Residential Capital Corp. 7.187% 2009[1,2]	6,635	6,608
General Motors Acceptance Corp. 7.25% 2011	11,710	11,681
General Motors Acceptance Corp. 6.625% 2012	3,000	2,900
General Motors Acceptance Corp. 6.875% 2012	7,000	6,849
General Motors Acceptance Corp. 7.00% 2012	8,150	8,001
General Motors Acceptance Corp. 6.75% 2014	19,000	18,221
General Motors Acceptance Corp. 7.56% 2014[2]	15,000	15,173
Host Marriott, LP, Series M, 7.00% 2012	25,100	25,257
Host Marriott, LP, Series K, 7.125% 2013	18,225	18,293
Host Hotels & Resorts, LP, Series S, 6.875% 2014	13,450	13,366
Host Marriott, LP, Series O, 6.375% 2015	1,025	989
E*TRADE Financial Corp. 8.00% 2011	11,000	11,330
E*TRADE Financial Corp. 7.375% 2013	3,250	3,315
E*TRADE Financial Corp. 7.875% 2015	36,920	38,628
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	39,800	38,546
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	11,400	11,254
TuranAlem Finance BV 7.875% 2010	10,000	10,125
TuranAlem Finance BV 7.75% 2013[1]	8,500	8,192
TuranAlem Finance BV 8.50% 2015	4,000	3,915
TuranAlem Finance BV 8.50% 2015[1]	2,280	2,232
TuranAlem Finance BV 8.25% 2037[1]	17,970	17,296
Rouse Co. 3.625% 2009	12,415	11,961
Rouse Co. 7.20% 2012	12,370	12,758
Rouse Co. 5.375% 2013	195	183
Rouse Co. 6.75% 2013[1]	15,800	15,865
Kazkommerts International BV 8.50% 2013[1]	3,500	3,596
Kazkommerts International BV 8.50% 2013	1,500	1,541
Kazkommerts International BV 7.875% 2014[1]	10,000	9,938
Kazkommerts International BV 8.00% 2015[1]	6,000	5,858
Kazkommerts International BV 8.00% 2015	3,000	2,929
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	7,069
Lazard Group LLC 7.125% 2015	11,120	11,488
Lazard Group LLC 6.85% 2017[1]	15,450	15,488
HSBK (Europe) B.V. 7.75% 2013	7,660	7,851
HSBK (Europe) B.V. 7.75% 2013[1]	1,200	1,230
HSBK (Europe) B.V. 7.25% 2017[1]	13,765	13,392
MBNA Corp. 5.625% 2007	10,000	10,014
MBNA Capital A, Series A, 8.278% 2026	7,500	7,828
Capmark Financial Group, Inc. 6.007% 2010[1,2]	9,000	9,022
Capmark Financial Group, Inc. 5.875% 2012[1]	4,000	3,952
FelCor Lodging LP 8.50% 2011[2]	11,505	12,152
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	11,940
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	11,500	10,858
UnumProvident Corp. 5.859% 2009	2,000	2,007
UnumProvident Finance Co. PLC 6.85% 2015[1]	6,250	6,397
ILFC E-Capital Trust II 6.25% 2065[1,2]	8,000	7,815
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	7,500	7,372
iStar Financial, Inc. 7.00% 2008	2,375	2,395
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,975
iStar Financial, Inc. 6.00% 2010	2,250	2,261
LaBranche & Co Inc. 11.00% 2012	6,000	6,390
Banco Mercantil del Norte, SA 6.135% 2016[1]	3,500	3,513
Banco Mercantil del Norte, SA 6.862% 2021[1]	2,000	2,008
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,500
Catlin Insurance Ltd. 7.249% (undated)[1,2]	4,000	3,812
Ambac Financial Group, Inc. 6.15% 2087[2]	2,600	2,338
Standard Chartered PLC 6.409% (undated)[1,2]	1,800	1,719
		756,240

ENERGY — 5.10%
Williams Companies, Inc. 6.375% 2010[1]	6,000	6,045
Williams Companies, Inc. 7.349% 2010[1,2]	31,050	32,214
Williams Companies, Inc. 7.125% 2011	1,900	1,957
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	16,525	17,062
Williams Companies, Inc. 8.125% 2012	12,150	12,955
Transcontinental Gas Pipe Line Corp. 6.40% 2016	7,275	7,330
Northwest Pipeline Corp. 7.00% 2016	7,030	7,364
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	22,850	23,078
Williams Companies, Inc. 7.875% 2021	6,650	7,182
Transcontinental Gas Pipe Line Corp. 7.25% 2026	11,535	12,126
Williams Companies, Inc. 8.75% 2032	93,020	108,136
Enterprise Products Operating LP 8.375% 2066[2]	42,555	45,490
Enterprise Products Operating LP 7.034% 2068[2]	60,490	58,418
Pogo Producing Co. 7.875% 2013	31,450	32,236
Pogo Producing Co. 6.625% 2015	1,725	1,716
Pogo Producing Co. 6.875% 2017	41,700	41,596
Drummond Co., Inc. 7.375% 2016[1]	49,705	46,971
Forest Oil Corp. 7.25% 2019[1]	40,125	39,122
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,761
Newfield Exploration Co. 6.625% 2014	14,575	14,138
Newfield Exploration Co. 6.625% 2016	23,075	22,325
Kinder Morgan Inc., Term Loan B, 6.82% 2013[2,3]	32,400	32,390
Petroplus Finance Ltd. 6.75% 2014[1]	14,750	14,271
Petroplus Finance Ltd. 7.00% 2017[1]	12,575	12,166
Encore Acquisition Co. 6.00% 2015	16,100	14,289
Teekay Shipping Corp. 8.875% 2011	13,415	14,287
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,000
Peabody Energy Corp. 5.875% 2016	4,000	3,760
Massey Energy Co. 6.625% 2010	3,000	2,970
Massey Energy Co. 6.875% 2013	7,925	7,301
Premcor Refining Group Inc. 9.50% 2013	9,600	10,223
Gaz Capital SA 6.51% 2022[1]	10,000	9,895
Whiting Petroleum Corp. 7.25% 2013	8,850	8,452
Sabine Pass LNG, L.P. 7.25% 2013[1]	6,000	5,970
International Coal Group, Inc. 10.25% 2014	5,500	5,713
Tennessee Gas Pipeline Co. 7.00% 2028	4,000	4,139
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,448
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,445
Ship Finance International Ltd. 8.50% 2013	2,300	2,380
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]	300	294
		697,615

INFORMATION TECHNOLOGY — 4.41%
NXP BV and NXP Funding LLC 8.106% 2013[2]	6,350	6,390
NXP BV and NXP Funding LLC 7.875% 2014	17,250	17,077
NXP BV and NXP Funding LLC 9.50% 2015	91,535	90,620
Sanmina-SCI Corp. 8.11% 2010[1,2]	2,250	2,267
Sanmina-SCI Corp. 6.75% 2013	5,300	4,849
Sanmina-SCI Corp. 8.11% 2014[1,2]	19,250	19,346
Sanmina-SCI Corp. 8.125% 2016	83,775	78,330
Celestica Inc. 7.875% 2011	36,905	35,982
Celestica Inc. 7.625% 2013	28,510	26,799
Hughes Communications, Inc. 9.50% 2014	58,375	61,294
SunGard Data Systems Inc. 3.75% 2009	2,125	2,061
SunGard Data Systems Inc. 9.125% 2013	39,889	41,036
SunGard Data Systems Inc. 4.875% 2014	4,500	3,982
Sensata Technologies BV, Term Loan B, 7.105% 2013[2,3]	11,119	11,111
Sensata Technologies BV 8.00% 2014[2]	32,755	31,772
HowStuffWorks, Inc. 12.00% 2012, units[1,4,7]	36,800	36,800
Electronic Data Systems Corp. 7.125% 2009	4,800	4,942
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	24,250	23,997
Electronic Data Systems Corp. 7.45% 2029	2,200	2,247
Xerox Corp. 9.75% 2009	2,000	2,116
Xerox Corp. 7.125% 2010	19,650	20,393
Xerox Corp. 7.625% 2013	5,000	5,240
Serena Software, Inc. 10.375% 2016	22,760	24,638
Nortel Networks Ltd. 9.606% 2011[1,2]	10,600	11,329
Nortel Networks Ltd. 10.75% 2016[1]	1,325	1,471
Jabil Circuit, Inc. 5.875% 2010	9,250	9,171
Freescale Semiconductor, Inc., Term Loan B, 7.11% 2013[2,3]	4,557	4,483
Firestone Acquisition Corp. 8.875% 2014[1]	4,500	4,320
Iron Mountain Inc. 7.75% 2015	8,410	8,242
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	8,010	5,887
Solectron Global Finance, LTD 8.00% 2016	4,400	4,730
Exodus Communications, Inc. 11.625% 2010[6,7]	3,774	0
		602,922

CONSUMER STAPLES — 3.95%
Dole Food Co., Inc. 8.625% 2009	21,600	21,654
Dole Food Co., Inc. 7.25% 2010	19,375	18,794
Dole Food Co., Inc. 8.875% 2011	27,815	27,537
SUPERVALU INC., Term Loan B, 6.86% 2012[2,3]	17,170	17,256
SUPERVALU INC. 7.50% 2012	5,335	5,585
Albertson’s, Inc. 7.25% 2013	11,015	11,280
Albertson’s, Inc. 8.00% 2031	32,750	33,637
Stater Bros. Holdings Inc. 8.125% 2012	48,555	49,162
Stater Bros. Holdings Inc. 7.75% 2015[1]	17,925	18,059
Rite Aid Corp. 6.125% 2008[1]	7,950	7,831
Rite Aid Corp. 8.125% 2010	1,000	1,016
Rite Aid Corp. 7.50% 2015	7,000	6,948
Rite Aid Corp. 8.625% 2015	4,500	4,230
Rite Aid Corp. 7.50% 2017	13,000	12,610
Rite Aid Corp. 7.70% 2027	8,500	7,097
Rite Aid Corp. 6.875% 2028	12,977	10,252
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.17% 2013[2,3]	595	598
Spectrum Brands, Inc., Term Loan B2, 9.32% 2013[2,3]	2,150	2,166
Spectrum Brands, Inc., Term Loan B, 9.357% 2013[2,3]	12,005	12,065
Spectrum Brands, Inc. 11.25% 2013[2,4]	3,885	3,632
Spectrum Brands, Inc. 7.375% 2015	25,985	21,015
Yankee Candle Co., Inc., Series B, 8.50% 2015	20,470	19,958
Yankee Candle Co., Inc., Series B, 9.75% 2017	19,410	18,876
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	33,740	35,680
Smithfield Foods, Inc. 7.625% 2008	1,125	1,133
Smithfield Foods, Inc., Series B, 8.00% 2009	3,000	3,105
Smithfield Foods, Inc., Series B, 7.00% 2011	1,250	1,250
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,856
Smithfield Foods, Inc. 7.75% 2017	24,725	24,849
Duane Reade Inc. 9.75% 2011	32,910	32,334
Elizabeth Arden, Inc. 7.75% 2014	24,012	24,312
Vitamin Shoppe Industries Inc. 12.86% 2012[2]	19,535	20,414
Constellation Brands, Inc. 7.25% 2017[1]	19,225	18,840
Del Monte Corp., Series B, 8.625% 2012	10,550	10,946
Koninklijke Ahold NV 5.875% 2008	€2,367	3,234
Ahold Finance U.S.A., Inc. 6.25% 2009	$6,960	7,067
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[1]	7,900	8,157
Playtex Products, Inc. 8.00% 2011	5,000	5,175
Playtex Products, Inc. 9.375% 2011	1,900	1,962
Tyson Foods, Inc. 6.85% 2016[2]	5,500	5,675
American Achievement Group Holding Corp. 14.75% 2012[4]	2,076	2,288
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[1,3,6,7]	159	140
		540,675

UTILITIES — 3.49%
Edison Mission Energy 7.50% 2013	$52,400	$52,138
Edison Mission Energy 7.75% 2016	25,025	25,025
Midwest Generation, LLC, Series B, 8.56% 2016[3]	39,629	42,279
Edison Mission Energy 7.00% 2017[1]	35,775	33,897
Edison Mission Energy 7.20% 2019[1]	44,725	42,265
Homer City Funding LLC 8.734% 2026[3]	9,251	10,222
Edison Mission Energy 7.625% 2027[1]	22,075	20,971
AES Corp. 9.50% 2009	12,637	13,269
AES Corp. 9.375% 2010	13,594	14,529
AES Corp. 8.875% 2011	8,475	8,973
AES Corp. 8.75% 2013[1]	32,485	34,434
AES Gener SA 7.50% 2014	20,350	21,317
AES Corp. 9.00% 2015[1]	7,000	7,446
AES Red Oak, LLC, Series A, 8.54% 2019[3]	4,388	4,805
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	5,925
NRG Energy, Inc. 7.25% 2014	22,925	23,040
NRG Energy, Inc. 7.375% 2016	29,700	29,849
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,109
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,039
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,712
Sierra Pacific Resources 8.625% 2014	12,000	12,940
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,430
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,572
Sierra Pacific Resources 6.75% 2017	2,000	1,976
Enersis SA 7.375% 2014	16,800	17,828
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,357
ISA Capital do Brasil SA 8.80% 2017[1]	11,800	12,655
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	4,249	4,149
FPL Energy American Wind, LLC 6.639% 2023[1,3]	6,500	6,620
PSEG Energy Holdings Inc. 8.625% 2008	6,532	6,651
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,706
Electricidad de Caracas Finance BV 10.25% 2014[1]	700	747
		477,875

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.26%
Brazilian Treasury Bill 6.00% 2010[9]	R$82,102	41,370
Brazil (Federal Republic of) Global 10.50% 2014	$3,000	3,785
Brazil (Federal Republic of) 10.00% 2017	R$13	6,441
Brazil (Federal Republic of) Global 8.00% 2018[3]	$6,820	7,512
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,364
Brazil (Federal Republic of) Global 10.25% 2028	R$61,850	36,063
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,706
Brazil (Federal Republic of) Global 11.00% 2040	14,735	19,343
Brazilian Treasury Bill 6.00% 2045[9]	R$36,270	18,672
Argentina (Republic of) 4.106% 2012[2,3]	$32,420	23,152
Argentina (Republic of) 5.83% 2033[3,4,9]	ARS201,021	59,481
Argentina (Republic of) GDP-Linked 2035	$155,750	22,817
Argentina (Republic of) GDP-Linked 2035	ARS261,027	10,306
Argentina (Republic of) 0.63% 2038[3,9]	136,947	17,319
Turkey (Republic of) Treasury Bill 0% 2008	TRY53,360	34,049
Turkey (Republic of) 15.00% 2010	16,262	11,792
Turkey (Republic of) 14.00% 2011	30,550	21,630
Turkey (Republic of) 10.00% 2012[9]	21,434	16,813
Turkey (Republic of) 16.00% 2012	16,000	12,126
Russian Federation 8.25% 2010[1,3]	$3,333	3,467
Russian Federation 12.75% 2028	8,000	14,090
Russian Federation 7.50% 2030[3]	32,203	35,424
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP124,750	21,358
Egypt (Arab Republic of) Treasury Bill 0% 2007	16,750	2,876
Egypt (Arab Republic of) Treasury Bill 0% 2008	41,500	7,015
Egypt (Arab Republic of) Treasury Bill 0% 2008	18,025	3,043
Egypt (Arab Republic of) Treasury Bill 0% 2008	11,900	2,020
Egypt (Arab Republic of) 9.10% 2010	3,130	559
Egypt (Arab Republic of) 11.50% 2011	9,380	1,817
Egypt (Arab Republic of) 9.10% 2012	18,225	3,251
Egypt (Arab Republic of) 11.625% 2014	49,265	9,823
Indonesia (Republic of) 12.25% 2007	IDR28,500,000	3,160
Indonesia (Republic of) 12.50% 2013	77,730,000	10,010
Indonesia (Republic of) 6.875% 2017[1]	$1,000	1,038
Indonesia (Republic of) 11.00% 2020	IDR69,275,000	8,574
Indonesia (Republic of) 12.80% 2021	45,440,000	6,298
Indonesia (Republic of) 12.90% 2022	54,492,000	7,604
Indonesia (Republic of) 11.00% 2025	40,562,000	4,998
Indonesia (Republic of) 6.625% 2037[1]	$2,500	2,413
Columbia (Republic of) Global 11.75% 2010	COP3,295,000	1,771
Colombia (Republic of) Global 10.00% 2012	$1,500	1,736
Colombia (Republic of) Global 10.75% 2013	8,550	10,482
Colombia (Republic of) Global 12.00% 2015	COP23,200,000	13,653
Colombia (Republic of) Global 11.75% 2020	$1,936	2,870
Columbia (Republic of) Global 9.85% 2027	COP6,930,000	3,743
Colombia (Republic of) Global 10.375% 2033	$823	1,218
Columbia (Republic of) Global 7.375% 2037	4,139	4,605
Panama (Republic of) Global 7.125% 2026	585	626
Panama (Republic of) Global 8.875% 2027	6,500	8,206
Panama (Republic of) Global 6.70% 2036[3]	28,009	28,709
United Mexican States Government, Series M10, 10.50% 2011	MXP12,320	1,335
United Mexican States Government Global 6.375% 2013	$6,970	7,224
United Mexican States Government, Series M20, 10.00% 2024	MXP120,000	13,576
United Mexican States Government Global 6.75% 2034	$6,105	6,526
Dominican Republic 9.50% 2011	5,064	5,418
Dominican Republic 9.50% 2011[1]	3,093	3,309
Dominican Republic 9.04% 2018[1,3]	9,001	10,306
Dominican Republic 9.04% 2018	4,902	5,613
Peru (Republic of) 9.875% 2015	13,500	16,821
Peru (Republic of) 8.375% 2016	1,948	2,274
Venezuela (Republic of) 10.75% 2013	6,000	6,678
Venezuela (Republic of) Global 8.50% 2014	1,250	1,269
Venezuela (Republic of) 7.65% 2025	5,195	4,766
Venezuela (Republic of) Global 9.25% 2027	2,685	2,806
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[1]	4,000	4,950
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	4,950
El Salvador (Republic of) 7.75% 2023[1]	2,775	3,177
El Salvador (Republic of) 7.65% 2035[1]	4,250	4,866
Uruguay (Republic of) 4.25% 2027[3,9]	UYU126,435	5,676
State of Qatar 9.75% 2030	$3,500	5,031
Jamaican Government 9.00% 2015	280	302
Jamaican Government 8.00% 2039[3]	2,910	2,852
Corporación Andina de Fomento 5.75% 2017	3,000	2,950
Thai Government 4.125% 2009	THB73,490	2,157
		719,030

MORTGAGE-BACKED OBLIGATIONS[3]— 1.05%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1]	10,725	10,394
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1]	38,760	37,382
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	30,490	30,094
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	12,250	12,078
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	1,450	1,434
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	5,950	5,889
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	9,950	9,787
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	12,950	12,815
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1]	4,000	3,999
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	20,405	20,369
		144,241

U.S. TREASURY BONDS & NOTES — 0.70%
U.S. Treasury 3.25% 2007	5,000	4,991
U.S. Treasury 8.875% 2017	70,000	90,705
		95,696

MUNICIPALS — 0.12%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	15,725	16,589

Total bonds & notes (cost: $11,801,444,000)		12,025,584

	Shares or
Convertible securities — 0.80%	principal amount

CONSUMER DISCRETIONARY — 0.39%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	28,432
Amazon.com, Inc. 4.75% convertible debentures 2009	$8,825,000	9,035
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	410,600	15,833
		53,300

INFORMATION TECHNOLOGY — 0.17%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,761
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015[1]	$5,000,000	4,837
		22,598

UTILITIES — 0.16%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,996

FINANCIALS — 0.08%
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	450,000	11,187

Total convertible securities (cost: $88,414,000)		109,081

Preferred securities — 1.67%	Shares

FINANCIALS — 1.67%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	47,248,000	49,127
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	21,180,000	21,806
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1,10]	1,730,000	42,818
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	31,570
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	28,963,000	30,131
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	26,075,000	26,050
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	13,297,000	13,761
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	3,000,000	2,901
Fannie Mae, Series O, 7.495%[1,2]	150,000	7,814
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	2,998
		228,976

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS 2039	18,500	476

Total preferred securities (cost: $205,099,000)		229,452

Common stocks — 3.10%

TELECOMMUNICATION SERVICES — 1.84%
SunCom Wireless Holdings, Inc., Class A8,10	7,554,434	139,757
Dobson Communications Corp., Class A10	3,435,685	38,170
AT&T Inc.	765,000	31,747
American Tower Corp., Class A10	538,967	22,637
Sprint Nextel Corp., Series 1	777,508	16,102
Embarq Corp.	38,875	2,464
Cincinnati Bell Inc.[10]	70,740	409
XO Holdings, Inc.[10]	25,291	113
		251,399

UTILITIES — 0.37%
Drax Group PLC	3,436,672	50,094

INFORMATION TECHNOLOGY — 0.21%
Micron Technology, Inc.[1,10]	678,656	8,504
Micron Technology, Inc.[10]	424,160	5,315
Fairchild Semiconductor International, Inc.[10]	500,000	9,660
ZiLOG, Inc.[8,10]	1,140,500	5,851
		29,330

HEALTH CARE — 0.14%
UnitedHealth Group Inc.	375,000	19,177
Clarent Hospital Corp.[7,8,10]	576,849	58
		19,235

INDUSTRIALS — 0.10%
DigitalGlobe Inc.[7,10]	3,064,647	12,258
UAL Corp.[10]	22,816	926
		13,184

CONSUMER STAPLES — 0.04%
Winn-Dixie Stores, Inc.[10]	194,677	5,704

CONSUMER DISCRETIONARY — 0.03%
Emmis Communications Corp., Class A	201,000	1,851
Viacom Inc., Class B10	31,612	1,316
CBS Corp., Class B	31,612	1,053
Radio One, Inc., Class D, nonvoting[10]	44,000	311
Radio One, Inc., Class A10	22,000	156
		4,687

MISCELLANEOUS — 0.37%
Other common stocks in initial period of acquisition		50,675

Total common stocks (cost: $353,901,000)		424,308

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	50,587	35
XO Holdings, Inc., Series B, warrants, expire 2010[10]	37,939	15
XO Holdings, Inc., Series C, warrants, expire 2010[10]	37,939	6
KMC Telecom Holdings, Inc., warrants, expire 2008[1,7,10]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[1,7,10]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[1,7,10]	5,000	0

Total warrants (cost: $1,100,000)		56

	Principal amount
Short-term securities — 5.36%	(000)

Clipper Receivables Co., LLC 5.255%–5.26% due 8/1–8/3/2007[1,11]	$76,200	75,834
Bank of America Corp. 5.185%–5.24% due 7/30–8/8/2007[11]	66,900	66,575
Park Avenue Receivables Co., LLC 5.24% due 7/16/2007[1]	26,600	26,538
Jupiter Securitization Co., LLC 5.24%–5.25% due 7/17–8/10/2007[1]	35,500	35,353
CAFCO, LLC 5.25% due 7/6–7/26/2007[1]	60,400	60,274
E.I. duPont de Nemours and Co. 5.22% due 7/24/2007[1]	50,000	49,826
Wal-Mart Stores Inc. 5.19% due 8/7/2007[1,11]	50,000	49,728
Federal Home Loan Bank 5.14% due 7/18/2007	37,300	37,204
Variable Funding Capital Corp. 5.24%–5.25% due 7/25–8/17/2007[1]	34,400	34,243
IBM Corp. 5.18% due 7/13/2007[1]	32,600	32,539
NetJets Inc. 5.20%–5.21% due 7/18–7/27/2007[1]	31,000	30,898
Abbott Laboratories 5.22% due 7/9/2007[1]	28,300	28,263
Prudential Funding, LLC 5.25% due 8/3/2007	27,600	27,463
Medtronic Inc. 5.23% due 7/20/2007[1]	25,000	24,927
Anheuser-Busch Cos. Inc. 5.20% due 8/13/2007[1,11]	25,000	24,841
Three Pillars Funding, LLC 5.37% due 7/2/2007[1]	24,500	24,489
International Lease Finance Corp. 5.22% due 7/19/2007	24,300	24,233
Harvard University 5.185% due 7/16/2007	22,400	22,348
Hewlett-Packard Co. 5.26% due 7/11/2007[1]	21,000	20,966
Procter & Gamble International Funding S.C.A. 5.20% due 7/20/2007[1]	20,000	19,944
Johnson & Johnson 5.20% due 8/23/2007[1]	16,800	16,674

Total short-term securities (cost: $733,139,000)		733,160

Total investment securities (cost: $13,183,097,000)		$13,521,641
Other assets less liabilities		159,717

Net assets		$13,681,358

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,277,602,000, which represented 23.96% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Step bond; coupon rate will increase at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $63,404,000.
[8]	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
[9]	Index-linked bond whose principal amount moves with a government retail price index.
[10]	Security did not produce income during the last 12 months.
[11]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2007, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 6/30/07 (000)

SunCom Wireless Holdings, Inc., Class A	—	75,544,338	67,989,904	7,554,434	$—	$139,757
Triton PCS, Inc. 8.50% 2013	$113,840,000	$—	$—	$113,840,000	7,716	116,971
Triton PCS, Inc. 8.75% 2011	$46,050,000	$—	$46,050,000	$—	3,395	—
Triton PCS, Inc. 9.375% 2011	$60,855,000	$—	$60,855,000	$—	4,637	—
ZiLOG, Inc.	1,140,500	—	—	1,140,500	—	5,851
ZiLOG, Inc. — MOD III Inc., units	1,868	—	1,868	—	—	—
Clarent Hospital Corp.	576,849	—	—	576,849	—	58
					$15,748	$262,637

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$520,135
Gross unrealized depreciation on investment securities	(194,204)
Net unrealized appreciation on investment securities	325,931
Cost of investment securities for federal income tax purposes	13,195,710

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-921-0807O-S10936

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2007